24. Condensed Parent Company Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Other investments	$ 6,767	$ 4,710
Other assets	2,599	2,559
Total Assets	605,114	598,312
LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	1,014	2,595
Other short term borrowings	20,051	23,500
Long Term Debt	47,750	47,802
Capital securities		3,150
Total Liabilities	552,312	565,321
STOCKHOLDERS' EQUITY	52,802	32,991	30,472
Total Liabilities and Stockholders' Equity	605,114	598,312
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest and dividend income	23,171	23,186
Interest expense	(5,224)	(6,094)
(Loss) Income Before Income Taxes	1,749	(1,197)
Income tax benefit	777	2,679
Net Income	2,526	1,482
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	2,526	1,482
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	883	896
(Increase) decrease in other assets	(399)	2,744
Increase (decrease) in other liabilities	(1,581)	529
Net Cash provided by operating activities	3,452	7,988
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(36,565)	(7,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	(3,449)	3,330
Issuance of common stock	9,418
Issuance of preferred stock	6,938
Decrease in Long Term Debt	(52)	(3,496)
Net cash provided by (used in) financing activities	4,928	2,768
Net increase in cash and cash equivalents	(28,185)	2,787
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	83,995	81,208
CASH AND CASH EQUIVALENTS AT END OF YEAR	55,810	83,995
Parent Company [Member]
ASSETS
Cash	331	178
Capital securities repurchased		600
Other investments	102	102
Equity in subsidiary	52,295	40,487
Other assets	74	460
Total Assets	52,802	41,827
LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities		1,636
Other short term borrowings		3,450
Long Term Debt
Capital securities		3,750
Total Liabilities		8,836
STOCKHOLDERS' EQUITY	52,802	32,991
Total Liabilities and Stockholders' Equity	52,802	41,827
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Dividends from subsidiary
Interest and dividend income	48	100
Other income	11
Interest expense	(356)	(850)
Operating expense	(155)	(8)
(Loss) Income Before Income Taxes	(452)	(758)
Income tax benefit	154	257
Equity in undistributed earnings of subsidiary	2,824	1,983
Net Income	2,526	1,482
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	2,526	1,482
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	24	5
Equity in undistributed earnings of subsidiary	(2,824)	(1,983)
(Increase) decrease in other assets	207	(12)
Increase (decrease) in other liabilities	(1,636)	608
Net Cash provided by operating activities	(1,703)	100
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contributed to subsidiary bank	(7,900)
Net cash provided by (used in) investing activities	(7,900)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	(3,450)	3,347
Issuance of common stock	9,418
Issuance of preferred stock	6,938
Decrease in Long Term Debt		(3,447)
Redemption of capital securities	(3,150)
Net cash provided by (used in) financing activities	9,756	(100)
Net increase in cash and cash equivalents	153
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	178
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 331	$ 178